Financial Instruments (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning Balance	$ 28,682
Ending Balance	42,918	$ 28,682
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	(61,362)
Ending Balance	(52,972)	(61,362)
Financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Current Non-marketable Shares At Fair Value Through Profit Or Loss, Additions	10,824	18,760
Current Non-marketable Shares At Fair Value Through Profit Or Loss, Revaluation	4,868	693
Current Non-marketable Shares At Fair Value Through Profit Or Loss, Translation Differences	(1,456)	(886)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	28,682	10,115
Ending Balance	42,918	28,682
Financial liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	(61,362)	0
Performance-based Contingent Consideration Under Earn Out, Initial Consolidation	0	(59,131)
Performance Based Contingent Consideration Under Earn Out, Revaluation	6,678	2,231
Performance Based Contingent Consideration Under Earn Out, Repayment	1,712	0
Ending Balance	$ (52,972)	$ (61,362)